SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO MUNICIPAL INCOME FUNDS

Wells Fargo Colorado Tax-Free Fund

  (the “Fund”)

The Fund is considered a diversified fund under the Investment Company Act of 1940, as amended.  Accordingly, effective immediately, the prospectuses and Statement of Additional Information (“SAI”) for the Fund are revised as follows:

In the prospectuses, the sections entitled “Principal Investment Strategies” for the Fund are revised to remove the following sentence:

“The Fund is considered to be non-diversified.”

In the prospectuses, the sections entitled “Principal Investment Risks” for the Fund are revised to remove “Non-Diversification Risk.”

In the SAI, the below sentence on the front cover is revised as follows:

Current	Revised

Each Fund, except the California Tax-Free Fund, Colorado Tax-Free Fund, North Carolina Tax-Free Fund and Wisconsin Tax-Free Fund, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund, except the California Tax-Free Fund, North Carolina Tax-Free Fund and Wisconsin Tax-Free Fund, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the SAI, the section entitled “Fundamental Investment Policies” on page 3 is revised to make the following edit to Fundamental Investment Policy number two, which relates to diversification:

Current	Revised

(2) except for the California Tax-Free Fund, Colorado Tax-Free Fund, North Carolina Tax-Free Fund, and Wisconsin Tax-Free Fund, purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(2) except for the California Tax-Free Fund, North Carolina Tax-Free Fund, and Wisconsin Tax-Free Fund, purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

May 5, 2017                                                                                                                MIAM057/P1103SP